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                               RYDEX SERIES FUNDS
                        U.S GOVERNMENT MONEY MARKET FUND

                      SUPPLEMENT DATED MAY 11, 2000 TO THE
           INVESTOR CLASS AND ADVISOR CLASS CONSOLIDATED PROSPECTUSES
              DATED AUGUST 1, 1999, AS SUPPLEMENTED APRIL 1, 2000



This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
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The NAV of the U.S Government Money Market Fund is determined once each
Business Day at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.



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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE